FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and other
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial instruments before netting	$ 1,873	$ 2,124
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(250)	(267)
Net amount of financial instruments in Consolidated Balance Sheets	1,623	1,857
Accounts receivable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	2,367	1,605
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(254)	(223)
Net amount of financial instruments in Consolidated Balance Sheets	$ 2,113	$ 1,382